Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Significant related party transactions

Significant related party transactions

	For the Three Months Ended March 31,
In millions of US$	2014	2015
Purchase of raw materials from:
Hanwha Corporation	63.0	97.0
Hanwha Advanced	—	2.9
Hanwha L&C Trading	—	1.2
Hanwha SolarOne	20.8	2.1
Hanwha Europe	7.5	—
Q. Cells Japan	0.7	—
Hancomm	0.3	—
Others	0.2	—

	92.5	103.2

Purchase of property, plant and equipment from:
Hanwha Corporation	—	3.9

Sales of products to:
Hanwha Corporation	65.9	80.6
Hanwha International	3.1	37.4
Q. Cells Korea	0.1	21.0
Q. Cells USA	—	15.7
Q. Cells Japan	23.3	14.9
Hanwha SolarOne	4.1	3.8

	96.5	173.4

Borrowings from:
Hehua Hanwha	—	8.03

Interest received from:
Q. Cells USA	—	0.1

The following table shows details of transactions and balances outstanding between the Hanwha Q CELLS and other related parties:

Significant related party transactions

	Period ended December 31,
In millions of U.S. dollars	2014	2013	2012
Purchase of raw materials from:
Hanwha Corporation	310.8	165.3	—
Hanwha SolarOne	84.1	66.6	—
Hanwha Europe GmbH	14.3	4.6	—
Hanwha Advanced Materials	5.5	—	—
Hanwha Q CELLS Japan Co., Ltd.	2.1	—	—
Hancomm	0.4	—	—
Others	4.0	0.6	—

	421.2	237.1	—

Sales of products to:
Hanwha Corporation	340.8	30.6	—
Hanwha Q CELLS Japan	56.7	218.6	8.5
Hanwha International LLC	55.6	8.8	—
Hanwha SolarOne	9.1	15.6	0.2
Hanwha Q CELLS USA	2.5	4.3	—
Hanwha Europe GmbH	—	3.6	—
Hanwha Q CELLS Korea	—	7.5	—
Q-Cells North America	—	—	0.1
Others	0.3	—	—

	465.0	289.0	8.8

Interest paid to:
Hanwha Corporation	3.5	4.0	—

Interest received from:
Hanwha Q CELLS USA	0.3	0.1	—

Balances with Related Parties

Balances with related parties

As of December 31, 2014 and March 31, 2015, balances with related parties are comprised of the following:

	As of December 31, 2014	As of March 31, 2015
In millions of US$
		(Unaudited)
Payables to related parties:
Hanwha Corporation	63.8	198.9
Hanwha Chemical	21.5	18.1
Hanwha Advanced	1.6	18.0
Hehua Hanwha	—	8.0
Hanwha International	—	5.2
Zonghua Hanwha	—	4.8
Q. Cells Japan	—	2.8
Others	0.2	0.5

	87.1	256.3

Receivables from related parties:
Hanwha Corporation	125.3	55.9
Q. Cells Korea	—	51.6
Hanwha International	21.6	46.4
Q. Cells North America	—	32.5
Q. Cells Japan	1.1	12.2
Hanwha SolarOne	11.5	—

	159.5	198.6

Loans to related parties:
Q. Cells USA	15.3	15.2
Variable interest entities	9.1	—

	24.4	15.2

Balances with related parties

	As of December 31,
	2014	2013
Payables to related parties:
Hanwha Corporation	63.8	92.1
Hanwha SolarOne	21.5	26.6
Hanwha Q CELLS Japan Co., Ltd.	1.6	0.0
Hanwha Europe GmbH	0.0	2.2
Hanwha TechM	0.0	0.6
Others	0.2	0.1

	87.1	121.6

Receivables from related parties:
Hanwha Corporation	125.3	37.9
Hanwha Q CELLS Japan Co., Ltd.	1.1	62.3
Hanwha SolarOne	11.5	2.1
Hanwha International LLC	21.6	8.8
Q-Cells North America	—	—

	159.5	115.4

Loans to related parties:
Hanwha Q CELLS USA	15.3	3.2
Variable interest entities	9.1	0.3

	24.4	3.5

Advances from related parties:
Hanwha Europe GmbH	—	3.2